UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22455

Cohen & Steers Select Preferred and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 50.2%
BANKS 16.4%
Ally Financial, 7.35%, due 8/8/32(a)	110,600	$2,728,502
Ally Financial, 7.375%, due 12/16/44	72,000	1,753,920
Bank of America Corp., 7.25%, Series L ($1,000 Par Value)(Convertible)	1,878	2,047,020
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)(a)	237,397	5,972,909
CoBank ACB, 7.00%, 144A ($50 Par Value)(b),(c)	75,000	3,768,750
Countrywide Capital IV, 6.75%, due 4/1/33(a)	63,322	1,583,050
Countrywide Capital V, 7.00%, due 11/1/36(a)	164,579	4,145,745
First Niagara Financial Group, 8.625%, Series B(a)	80,000	2,340,000
Huntington Bancshares, 8.50%, due 12/31/49, Series A ($1,000 Par Value)(Convertible)(a)	2,048	2,611,200
KeyCorp, 7.75%, due 12/31/49, Series A ($100 Par Value)(Convertible)(a)	20,308	2,513,115
PNC Financial Services Group, 6.125%, Series P	80,000	2,197,600
US Bancorp, 6.50%, Series F(a)	80,000	2,328,000
US Bancorp, 6.00%, Series G	40,000	1,119,200
Wells Fargo & Co., 7.50%, Series L ($1,000 Par Value)(Convertible)(a)	7,520	9,309,760
Zions Bancorp, 9.50%, due 12/29/49, Series C(a)	122,725	3,211,713
Zions Bancorp, 7.90%, Series F	180,000	5,002,200
		52,632,684
BANKS—FOREIGN 4.8%
Barclays Bank PLC, 7.75%, Series IV(a)	111,755	2,862,046
Deutsche Bank Capital Funding Trust VIII, 6.375%(a)	33,863	848,268
Deutsche Bank Contingent Capital Trust III, 7.60%(a)	122,983	3,266,429
National Westminster Bank PLC, 7.76%, Series C(a)	157,226	3,938,511
Royal Bank of Scotland Group PLC, 6.40%, Series M	102,000	2,081,820
Royal Bank of Scotland Group PLC, 6.35%, Series N	114,862	2,356,968
		15,354,042
ELECTRIC—INTEGRATED 1.4%
DTE Energy Co., 6.50%, due 12/1/61(a)	39,453	1,105,473
NextEra Energy Capital Holdings, 5.70%, due 3/1/72, Series G(a)	35,000	939,750
NextEra Energy Capital Holdings, 5.625%, due 6/15/72, Series H	33,595	883,549
SCE Trust I, 5.625%	60,000	1,564,800
		4,493,572

	Number of Shares	Value
FINANCE—INVESTMENT BANKER/BROKER 0.6%
Raymond James Financial, 6.90%, due 3/15/42	72,158	$1,981,459

INDUSTRIALS—DIVERSIFIED MANUFACTURING 0.8%
Stanley Black & Decker, 5.75%, due 7/25/52	100,000	2,637,000

INSURANCE 11.2%
LIFE/HEALTH INSURANCE—FOREIGN 1.2%
Aegon NV, 6.375%	22,523	569,156
Aegon NV, 6.875%	36,589	916,555
Aegon NV, 7.25%	51,800	1,312,094
Aegon NV, 8.00%, due 2/15/42	36,530	982,657
		3,780,462
MULTI-LINE 2.1%
American International Group, 7.70%, due 12/18/62(a)	94,516	2,389,364
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	160,000	4,478,400
		6,867,764
MULTI-LINE—FOREIGN 4.6%
ING Groep N.V., 6.125%(a)	108,600	2,539,068
ING Groep N.V., 6.375%(a)	104,870	2,507,442
ING Groep N.V., 7.05%	119,064	2,978,981
ING Groep N.V., 7.375%(a)	171,502	4,275,545
ING Groep N.V., 8.50%(a)	92,789	2,431,072
		14,732,108
REINSURANCE 0.5%
Reinsurance Group of America, 6.20%, due 9/15/42	60,000	1,582,800

REINSURANCE—FOREIGN 2.8%
Arch Capital Group Ltd., 6.75%	78,195	2,087,806
Aspen Insurance Holdings Ltd., 7.25%	76,000	1,987,400
Axis Capital Holdings Ltd., 6.875%, Series C	76,865	2,067,668
Endurance Specialty Holdings Ltd., 7.50%, Series B	66,556	1,741,771
Montpelier Re Holdings Ltd., 8.875%	41,600	1,110,720
		8,995,365
TOTAL INSURANCE		35,958,499

INTEGRATED TELECOMMUNICATIONS SERVICES 3.9%
Qwest Corp., 7.00%, due 4/1/52(a)	114,879	3,055,781
Qwest Corp., 7.375%, due 6/1/51(a)	170,495	4,582,906
Telephone & Data Systems, 6.875%, due 11/15/59(a)	137,534	3,773,933

	Number of Shares	Value
United States Cellular Corp., 6.95%, due 5/15/60(a)	36,504	$999,114
		12,411,734
REAL ESTATE 10.0%
DIVERSIFIED 2.3%
Cousins Properties, 7.50%, Series B(a)	110,000	2,772,000
DuPont Fabros Technology, 7.875%, Series A(a)	103,254	2,774,435
Sovereign Real Estate Investment Trust, 12.00%, 144A ($1,000 Par Value)(c)	1,500	1,814,795
		7,361,230
HOTEL 0.5%
Hersha Hospitality Trust, 8.00%, Series B(a)	62,500	1,618,125

INDUSTRIALS 1.3%
First Potomac Realty Trust, 7.75%, Series A(a)	120,000	3,099,600
Monmouth Real Estate Investment Corp., 7.875%, Series B(b)	37,500	993,750
		4,093,350
OFFICE 1.2%
CommonWealth REIT, 6.50%, Series D (Convertible)(a)	90,025	2,114,687
Hudson Pacific Properties, 8.375%, Series B(a)	70,000	1,876,350
		3,991,037
RESIDENTIAL—MANUFACTURED HOME 0.5%
Equity Lifestyle Properties, 8.034%, Series A	22,550	565,328
Equity Lifestyle Properties, 6.75%, Series C	47,378	1,219,036
		1,784,364
SHOPPING CENTERS 3.4%
COMMUNITY CENTER 2.2%
DDR Corp., 7.375%, Series H(a)	180,000	4,534,200
Kite Realty Group Trust, 8.25%, Series A(a)	100,000	2,594,000
		7,128,200
REGIONAL MALL 1.2%
CBL & Associates Properties, 7.375%, Series D(a)	144,935	3,669,754
TOTAL SHOPPING CENTERS		10,797,954

SPECIALTY 0.8%
Entertainment Properties Trust, 7.375%, Series D(a)	97,783	2,451,420
TOTAL REAL ESTATE		32,097,480

	Number of Shares	Value
TRANSPORT—MARINE 1.1%
Seaspan Corp., 9.50%, due 1/29/49, Series C(a)	116,902	$3,287,284
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$146,603,936)		160,853,754

PREFERRED SECURITIES—CAPITAL SECURITIES 83.0%
BANKS 20.7%
Citigroup, 8.40%, due 4/29/49, Series E(b)	6,987,000	7,483,356
Citigroup Capital III, 7.625%, due 12/1/36(a)	4,000,000	4,320,000
CoBank ACB, 11.00%, Series C, 144A ($50 Par Value)(c),(d)	100,000	5,362,500
Countrywide Capital III, 8.05%, due 6/15/27, Series B(e)	1,815,000	2,098,594
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series I	10,000	11,712,500
Goldman Sachs Capital I, 6.345%, due 2/15/34(d)	4,500,000	4,534,407
JP Morgan Chase & Co., 7.90%, due 4/29/49, Series I (FRN)(a)	12,500,000	14,247,663
NB Capital Trust II, 7.83%, due 12/15/26(a)	3,503,000	3,572,184
PNC Financial Services Group, 6.75%, due 7/29/49, (FRN)(a)	4,500,000	5,049,635
Wells Fargo & Co., 7.98%, due 3/29/49, Series K (FRN)(a)	6,900,000	7,952,250
		66,333,089
BANKS—FOREIGN 19.7%
Abbey National Capital Trust I, 8.963%, due 12/29/49(a)	3,200,000	3,440,000
Banco do Brasil SA/Cayman, 9.25%, due 12/31/49, 144A(c)	5,500,000	6,572,500
Barclays Bank PLC, 6.278%, due 12/31/49(f)	2,000,000	1,831,250
Barclays Bank PLC, 6.86%, due 12/31/49, 144A(c)	2,297,000	2,262,545
BNP Paribas, 7.195%, due 12/31/49, 144A(a),(c)	3,250,000	3,089,125
BPCE SA, 9.00%, due 3/29/49 (France) (EUR)	900,000	1,147,871
Claudius Ltd., 7.875%, due 12/12/49	5,000,000	5,271,250
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(a),(c)	7,750,000	10,617,500
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(c)	4,000,000	3,857,576
Lloyds TSB Bank PLC, 6.35%, due 12/31/49 (United Kingdom) (EUR)	1,600,000	1,490,658
Lloyds TSB Bank PLC, 9.875%, due 12/16/21, (FRN)	1,000,000	1,154,546
Lloyds TSB Bank PLC, 11.875%, due 12/16/21, (FRN) (United Kingdom) (EUR)	1,000,000	1,480,444
Rabobank Nederland, 8.40%, due 12/31/49	5,000,000	5,265,000
Rabobank Nederland, 11.00%, due 6/29/49, 144A(a),(c)	3,350,000	4,426,110
Royal Bank of Scotland PLC, 9.50%, due 3/16/22, (FRN)	1,350,000	1,515,864
SMFG Preferred Capital, 9.50%, due 7/29/49, 144A (FRN)(a),(c)	1,700,000	2,137,750
Standard Chartered PLC, 7.014%, due 7/29/49, 144A(a),(c)	3,000,000	3,069,054

	Number of Shares	Value
UBS AG, 7.625%, due 8/17/22	4,500,000	$4,713,196
		63,342,239
FINANCE 5.1%
DIVERSIFIED FINANCIAL SERVICES 4.5%
General Electric Capital Corp., 7.125%, due 12/15/49, Series A	7,400,000	8,278,905
General Electric Capital Corp., 6.25%, due 12/15/49, Series B	5,900,000	6,253,847
		14,532,752
MULTI-LINE—FOREIGN 0.6%
Old Mutual PLC, 8.00%, due 6/3/21 (United Kingdom) (GBP)	1,000,000	1,768,974
TOTAL FINANCE		16,301,726

INSURANCE 22.7%
LIFE/HEALTH INSURANCE 3.8%
American General Institutional Capital A, 7.57%, due 12/1/45, 144A(c)	4,600,000	5,175,000
American General Institutional Capital B, 8.125%, due 3/15/46, 144A(a),(c)	3,000,000	3,547,500
Aviva PLC, 8.25%, due 4/29/49	2,000,000	2,142,530
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(a),(c)	1,405,000	1,447,150
		12,312,180
LIFE/HEALTH INSURANCE—FOREIGN 1.7%
Prudential PLC, 7.75%, due 6/23/16(a)	5,000,000	5,387,500

MULTI-LINE 8.6%
American International Group, 8.175%, due 5/15/58, (FRN)(a)	10,070,000	12,373,512
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a),(c)	6,450,000	7,643,250
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(c)	5,599,000	7,418,675
		27,435,437
MULTI-LINE—FOREIGN 2.3%
AXA SA, 8.60%, due 12/15/30(a)	2,000,000	2,424,344
AXA SA, 6.379%, due 12/31/49, 144A(a),(c)	2,050,000	1,865,500
AXA SA, 6.463%, due 12/31/49, 144A(c)	1,000,000	927,500
Cloverie PLC, 8.25%, due 12/31/49	2,000,000	2,249,760
		7,467,104

	Number of Shares	Value
PROPERTY CASUALTY 2.0%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(c)	3,200,000	$3,488,000
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A(a),(c)	2,500,000	2,780,805
		6,268,805
REINSURANCE—FOREIGN 4.3%
Aquarius + Investments PLC, 8.25%, due 12/31/49	2,510,000	2,616,999
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(a),(c)	4,550,000	4,476,062
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A(a),(c)	2,250,000	2,281,752
Swiss Re Capital I LP, 6.854%, due 5/29/49, 144A(c)	1,500,000	1,527,468
Swiss Reinsurance Co., Ltd., Series I, 7.635%, due 12/31/49 (Australia) (AUD)	3,000,000	2,910,468
		13,812,749
TOTAL INSURANCE		72,683,775

INTEGRATED TELECOMMUNICATIONS SERVICES 3.9%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(c)	10,000	12,712,500

OIL & GAS EXPLORATION & PRODUCTION 0.6%
Origin Energy Finance Ltd., 7.875%, due 6/16/71 (Australia) (EUR)	1,500,000	1,980,583

PIPELINES 5.5%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(a)	5,980,000	6,779,400
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B	2,500,000	2,803,123
Enterprise Products Operating LP, 8.375%, due 8/1/66(a)	7,036,000	7,939,655
		17,522,178
UTILITIES 4.8%
ELECTRIC UTILITIES 2.4%
FPL Group Capital, 7.30%, due 9/1/67, Series D(a)	7,015,000	7,706,952

MULTI-UTILITIES 2.4%
Dominion Resources, 7.50%, due 6/30/66, Series A(a)	3,900,000	4,254,483
PPL Capital Funding, 6.70%, due 3/30/67, Series A(a)	3,300,000	3,435,475
		7,689,958
TOTAL UTILITIES		15,396,910
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$246,688,737)		266,273,000

	Principal Amount	Value
CORPORATE BONDS 5.4%
BANKS 0.9%
Regions Financial Corp., 7.375%, due 12/10/37	$2,700,000	$2,848,500
INSURANCE—PROPERTY CASUALTY 1.7%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(c)	5,250,000	5,486,171
INTEGRATED TELECOMMUNICATIONS SERVICES 2.8%
CenturyLink, 7.65%, due 3/15/42(d)	3,000,000	3,205,938
Citizens Communications Co., 9.00%, due 8/15/31(a)	5,500,000	5,898,750
		9,104,688
TOTAL CORPORATE BONDS (Identified cost—$16,079,637)		17,439,359

		Number of Shares
SHORT-TERM INVESTMENTS 1.0%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(g)		1,550,008	1,550,008
Federated Government Obligations Fund, 0.02%(g)		1,550,008	1,550,008
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,100,016)			3,100,016

TOTAL INVESTMENTS (Identified cost—$412,472,326)	139.6%		447,666,129

LIABILITIES IN EXCESS OF OTHER ASSETS	(39.6)		(127,064,899)

NET ASSETS (Equivalent to $26.69 per share based on 12,012,771 shares of common stock outstanding)	100.0%		$320,601,230

Note: Percentages indicated are based on the net assets of the Fund.
(a)	A portion or all of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $178,974,175 in aggregate has been pledged as collateral.
(b)	Illiquid security. Aggregate holdings equal 3.8% of the net assets of the Fund.
(c)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 33.6% of the net assets of the Fund, of which 1.2% are illiquid.

(d)	A portion of the security is segregated as collateral for interest rate swap transactions. $4,789,969 in aggregate has been segregated as collateral.
(e)	A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $693,750 in aggregate has been segregated as collateral.
(f)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.6% of the net assets of the Fund.

(g)	Rate quoted represents the seven-day yield of the fund.

Interest rate swaps outstanding at September 30, 2012 were as follows:

Counterparty	Notional Amount	Fixed Rate Payable	Floating Rate(a) (resets monthly) Receivable	Termination Date	Unrealized Depreciation
Royal Bank of Canada	$40,000,000	1.517%	0.228%	February 10, 2014	$(734,021)
Royal Bank of Canada	$25,000,000	1.750%	0.217%	August 22, 2014	(719,329)
Royal Bank of Canada	$45,000,000	1.695%	0.231%	February 2, 2015	(1,535,853)
					$(2,989,203)

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2012.

Forward foreign currency exchange contracts outstanding at September 30, 2012 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers, Harriman	AUD	2,717,610	USD	2,802,065	10/2/12	$(16,913)
Brown Brothers, Harriman	AUD	2,807,940	USD	2,911,693	11/2/12	6,727
Brown Brothers, Harriman	EUR	205,842	USD	268,737	10/2/12	4,220
Brown Brothers, Harriman	EUR	422,429	USD	543,958	11/2/12	951
Brown Brothers, Harriman	EUR	4,114,182	USD	5,187,984	10/2/12	(98,945)
Brown Brothers, Harriman	EUR	4,315,021	USD	5,551,706	11/2/12	5,007
Brown Brothers, Harriman	GBP	1,081,506	USD	1,717,269	10/2/12	(29,146)
Brown Brothers, Harriman	GBP	1,096,534	USD	1,770,244	11/2/12	(273)
Brown Brothers, Harriman	USD	1,746,200	GBP	1,081,506	10/2/12	215
Brown Brothers, Harriman	USD	2,825,477	AUD	2,717,610	10/2/12	(6,500)
Brown Brothers, Harriman	USD	5,556,847	EUR	4,320,024	10/2/12	(5,401)
						$(140,058)

Glossary of Portfolio Abbreviations

AUD	Australian Dollar
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.  Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended September 30, 2012,  transfers between Level 1 and Level 2 securities totaled $7,177,295.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities - $25 Par Value - Banks	$52,632,684	$48,863,934	$—	$3,768,750	(a)
Preferred Securities - $25 Par Value - Real Estate - Diversified	7,361,230	5,546,435	1,814,795	—
Preferred Securities - $25 Par Value - Other Industries	100,859,840	100,859,840	—	—
Preferred Securities - Capital Securities - Banks	66,333,089	—	58,849,733	7,483,356	(a)
Preferred Securities - Capital Securities - Banks - Foreign	63,342,239	—	61,510,989	1,831,250	(b)
Preferred Securities - Capital Securities - Other Industries	136,597,672	—	136,597,672	—
Corporate Bonds	17,439,359	—	17,439,359	—
Money Market Funds	3,100,016	—	3,100,016	—
Total Investments(c)	$447,666,129	$155,270,209	$279,312,564	$13,083,356
Forward foreign currency exchange contracts	17,120	—	17,120	—
Total Appreciation in Other Financial Instruments(c)	$17,120	$—	$17,120	$—
Interest rate swaps	(2,989,203)	—	(2,989,203)	—
Forward foreign currency exchange contracts	(157,178)	—	(157,178)	—
Total Depreciation in Other Financial Instruments(c)	$(3,146,381)	$—	$(3,146,381)	$—

(a) Deemed illiquid and valued by a pricing service which utilized independent broker quotes.

(b) Fair valued, pursuant to the Fund’s fair value procedures, utilizing inputs and assumptions which include dealer observations and recent comparables in similar securities.

(c) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities - $25 Par Value - Banks	Preferred Securities - Capital Securities - Oil & Gas Exploration & Production	Preferred Securities - Capital Securities - Banks	Preferred Securities - Capital Securities - Banks - Foreign
Balance as of December 31, 2011	$5,193,214	$3,426,562	$1,766,652	$—	$—
Accretion	3	—	3	—	—
Change in unrealized appreciation	556,116	342,188	213,928	—	—
Transfers into Level 3	9,314,606	—	—	7,483,356	1,831,250
Transfers out of Level 3	(1,980,583)	—	(1,980,583)	—	—
Balance as of September 30, 2012	$13,083,356	$3,768,750	$—	$7,483,356	$1,831,250

The change in unrealized appreciation/depreciation attributable to securities owned on September 30, 2012 which were valued using significant unobservable inputs (Level 3) amounted to $342,188. Transfers are recognized at the end of the period.

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value	Valuation	Unobservable
	at 9/30/2012	Technique	Inputs	Range
Preferred Securities - Capital Securities – Banks - Foreign	$1,831,250	Consensus Pricing	Bid-Ask spread	90.875 – 92.250

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investment in Preferred Securities - Capital Securities — Banks - Foreign is the bid-ask spread. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Note 2. Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2012:

Interest rate swaps	$(2,989,203)
Forward foreign currency exchange contracts	(140,058)
$(3,129,261)

The balance of outstanding interest rate swaps at September 30, 2012 is representative of the volume outstanding during the period ended September 30, 2012. The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the period ended September 30, 2012:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$8,279,350
Ending Notional Amount	$10,777,601

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap agreement. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Forward Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Fund may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts (forward contracts) to hedge or manage these exposures. Forward contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.  The risks include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Note 3. Income Tax Information

As of September 30, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$412,472,326
Gross unrealized appreciation	$35,597,033
Gross unrealized depreciation	(403,230)
Net unrealized appreciation	$35,193,803

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: November 28, 2012